Note 8 - Stock Incentive Plan (Details Textual) - Restricted Stock [Member] - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 116,752
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	279 days
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 40,461	$ 68,417